Net finance costs - Finance income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Net finance costs
Notional interest received		R 29	R 4
Interest received	R 2,253	991	852
Interest received on other long-term investments	58	49	40
Interest received loans and receivables	89	141	199
Interest income on cash and cash equivalents	2,106	801	613
Finance income per income statement	2,253	1,020	856
Less: notional interest		(29)	(4)
Less: interest received on tax	(11)	(5)	(15)
Finance income per the statement of cash flows	R 2,242	R 986	R 837